Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2020
Deferred Compensation and Supplemental Employee Retirement Plans
Note 17. Deferred Compensation and Supplemental Employee Retirement Plans

Note 17. Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors. Participants are general unsecured creditors of the Company with respect to these benefits. The benefits accrued under these plans were $43,694 and $61,421 at December 31, 2020 and 2019, respectively. Expenses associated with these plans were $274 and $376 for the years ended December 31, 2020 and 2019, respectively.